Treasury shares	12 Months Ended
Dec. 31, 2023
Treasury shares
Treasury shares

23. Treasury shares

On January 16, 2020, the Board of Directors of the Company authorized to implement a share repurchase program to repurchase from time to time of up to US$400 million worth of ADSs, each representing one Class A ordinary share, par value $0.0001 per share, of the Company over a period of 24 months starting from April 2019.

In 2020, the Company repurchased an aggregate of 1,495,291 ADSs, representing 1,495,291 Class A ordinary shares, at an average price of $1.510 per ADS, for US$2,258,112 (RMB 15,528,092).

The amount of treasury shares as of December 31, 2021, 2022 and 2023 was 346,320,584, 486,954,953 and 899,627,520 shares, respectively.

On June 11, 2022, the Board of Directors of the Company authorized to implement a share repurchase program to repurchase from time to time of up to US$200 million worth of ADSs, each representing one Class A ordinary share, par value US$ 0.0001 per share, of the Company over a period of 24 months starting from July 2022.

As of December 31, 2023, the Company repurchased an aggregate of 137,179,748 ADSs, representing 137,179,748 Class A ordinary shares under the share repurchase program, at an average price of $4.769 per ADS, for US$ 654,180,148 (RMB 4,500,682,817). As of December 31, 2023, 71,645,824 shares were canceled, and 1,338,762 shares were used for exercise of share options. The remaining balance of treasury shares represents 64,195,162 Class A ordinary shares, at an average price of US$ 1.996 per ADS, for US$ 128,133,022 (RMB 899,627,520). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2023.